WORKING CAPITAL LOAN	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
WORKING CAPITAL LOAN

NOTE 6 – WORKING CAPITAL LOAN

On May 10, 2024, the Company borrowed a six-month loan in the amount of $248,447 with maturity date of November 9, 2024 from a third-party, PT Nusantara Group Komoditas, for working capital purpose. The loan bears interest rate at twelve percent (12%) per annum, calculated on the principal loan amount from the loan date until the maturity date. The loan is recorded under Other Current Liabilities. As of June 30, 2024 and December 31, 2023, there were $283,295 and nil of such loan classified under other current liabilities, respectively.